Debt and Equity Securities (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Summary of debt and equity securities
Amortized Cost	$ 15,508	$ 14,464
Gross Unrealized Gains	809	802
Gross Unrealized Losses
Estimated Market Value	16,317	15,266
Summary of debt and equity securities
Available-for-sale, amortized cost	313,111	309,329
Gross Unrealized Gains	4,283	1,764
Gross Unrealized Losses	116	362
Estimated Market Value	317,278	310,731
U.S. Government-sponsored enterprises (GSEs) [Member]
Summary of debt and equity securities
Available-for-sale, amortized cost	122,110	114,819
Gross Unrealized Gains	643	268
Gross Unrealized Losses	55	161
Estimated Market Value	122,698	114,926
GSE residential [Member]
Summary of debt and equity securities
Available-for-sale, amortized cost	177,787	192,989
Gross Unrealized Gains	3,373	1,379
Gross Unrealized Losses	32	201
Estimated Market Value	181,128	194,167
Obligations of states and political subdivisions [Member]
Summary of debt and equity securities
Available-for-sale, amortized cost	13,214	1,521
Gross Unrealized Gains	267	117
Gross Unrealized Losses	29
Estimated Market Value	13,452	1,638
GSE residential [Member]
Summary of debt and equity securities
Amortized Cost	2,918	2,425
Gross Unrealized Gains	122	103
Gross Unrealized Losses
Estimated Market Value	3,040	2,528
Obligations of states and political subdivisions [Member]
Summary of debt and equity securities
Amortized Cost	12,590	12,039
Gross Unrealized Gains	687	699
Gross Unrealized Losses
Estimated Market Value	$ 13,277	$ 12,738